Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories
Inventories consist of:

	December 31, 2017	December 31, 2016
Concentrate inventory	$11,582	$12,891
Stockpile ore (1)	16,209	31,964
Heap leach inventory and in process (2)	108,509	109,705
Doré and finished inventory (3)	35,054	36,864
Materials and supplies	47,361	45,905
	$218,715	$237,329

(1)	Includes an impairment charge of $10.0 million to reduce the cost basis of inventory to NRV at Manantial Espejo mine (December 31, 2016 – $6.0 million at Manantial Espejo and Dolores mines).

(2)	Includes an impairment charge of $10.3 million to reduce the cost basis of inventory to NRV at Manantial Espejo and Dolores mines (December 31, 2016 - $1.5 million at Manantial Espejo mine).

(3)
Includes an impairment charge of $2.9 million to reduce the cost basis of inventory to NRV at Manantial Espejo mine at December 31, 2017. (December 31, 2016 - $3.4 million at Manantial Espejo and Alamo Dorado mines).